Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2015
Defined Benefit Pension Plans [Member]
Components of Net Periodic Pension Expense (Income) and Other Post-Retirement Benefit Expense

The following are the components of net periodic pension expense (income) (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Service cost	$0.2	$0.1	$0.5	$0.4
Interest cost	3.1	3.0	9.2	8.9
Expected return on plan assets	(3.1)	(3.5)	(9.3)	(10.3)
Amortization of prior service costs and unrecognized loss	0.5	—	1.5	—

	$0.7	$(0.4)	$1.9	$(1.0)

Other Post-retirement Benefit Plans [Member]
Components of Net Periodic Pension Expense (Income) and Other Post-Retirement Benefit Expense

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Service cost	$0.1	$0.1	$0.2	$0.3
Interest cost	0.2	0.1	0.5	0.4
Amortization of prior service costs and unrecognized loss	0.1	—	0.3	0.1

	$0.4	$0.2	$1.0	$0.8